Gains and Losses Information Related to Net Investment Hedges (Parenthetical) (Detail) - JPY (¥)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income reclassified to earnings	¥ 0	¥ 0	¥ 13,858,000,000